Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

The following table provides information on compensation for the principal executive officer (“PEO”), the average compensation for the other Named Executive Officers (“Non-PEO NEOs”) and certain measures of the Company’s financial performance for the last five fiscal years ended December 31, 2025:

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (a)	Compensation Actually Paid to PEO ($) (a) (b) (c)	Compensation Table Total for Non-PEO NEOs ($) (a)	Compensation Actually Paid to Non-PEO NEOs ($) (a) (b) (c)	Total Shareholder Return ($) (d)	Peer Group Total Shareholder Return ($) (d) (e)	Net Income ($ Bil.)	After-Tax Return on Revenue (%)
2025	12,618,865	12,600,886	3,198,025	1,977,884	229.33	248.17	2.4	8.4
2024	17,364,223	19,854,324	4,403,653	4,940,579	212.27	195.23	4.2	12.4
2023	20,908,665	27,166,311	5,318,704	6,468,126	191.56	160.50	4.6	13.1
2022	13,255,737	15,910,278	3,658,626	4,472,884	123.58	132.86	3.0	10.4
2021	12,800,753	10,086,318	3,743,979	3,261,059	105.63	121.88	1.9	7.9

(a)
R. P. Feight was the PEO in 2025, 2024, 2023, 2022 and 2021. H. C. Schippers, B. J. Poplawski, K. D. Baney, C. M. Dozier and D. C. Siver were the Non-PEO NEOs in 2025. H. C. Schippers, C. M. Dozier, D. C. Siver and K. D. Baney were the Non-PEO NEOs in 2024. H. C. Schippers, C. M. Dozier, D. C. Siver and T. R. Hubbard were the Non-PEO NEO in 2023. H. C. Schippers, M. T. Barkley, C. M. Dozier and D. C. Siver were the Non-PEO NEOs in 2022 and 2021.
(b)
The “compensation actually paid” to our PEO and Non-PEO NEOs in 2025 reflects the following adjustments from the Summary Compensation Table:

PEO
Summary Compensation Table Total	$12,618,865
Deducted Change in Pension Value in Summary Compensation Table	$(2,509,474)
Added pension plan service cost and prior service cost	$563,319
Deducted Stock and Option Awards values reported in Summary Compensation Table	$(7,074,985)
Added fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$7,028,650
Added change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$1,657,173
Added dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$317,338
Compensation Actually Paid	$12,600,886

Non-PEO NEOs
Average Summary Compensation Table Total	$3,198,025
Deducted average Change in Pension Value in Summary Compensation Table	$(828,625)
Added average pension plan service cost and prior service cost	$86,820
Deducted average Stock and Option Awards values reported in Summary Compensation Table	$(1,446,315)
Added average fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$973,723
Added average change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$(52,552)
Added average dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$46,808
Average Compensation Actually Paid	$1,977,884

(c)
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Restricted stock/RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of fiscal year end and as of each date of vest.
(d)
Total shareholder return is based on a $100 investment as of December 31, 2020 and determined using S&P’s calculations of the cumulative total shareholder return on the Company’s common stock and the stock of each of the Peer Companies for the applicable year, weighted according to its respective capitalization at the beginning of each period, with dividends reinvested on a monthly basis.
(e)
The Peer Group for 2025 is the same as for 2024. Total shareholder return reflects revisions to the composition of the Peer Group in prior years due to (i) acquisitions of prior Peer Companies by current Peer Companies, and (ii) the inclusion of Peer Companies only for full years during which they were publicly traded.

Company Selected Measure Name	After-TaxReturn onRevenue
Named Executive Officers, Footnote
(a)
R. P. Feight was the PEO in 2025, 2024, 2023, 2022 and 2021. H. C. Schippers, B. J. Poplawski, K. D. Baney, C. M. Dozier and D. C. Siver were the Non-PEO NEOs in 2025. H. C. Schippers, C. M. Dozier, D. C. Siver and K. D. Baney were the Non-PEO NEOs in 2024. H. C. Schippers, C. M. Dozier, D. C. Siver and T. R. Hubbard were the Non-PEO NEO in 2023. H. C. Schippers, M. T. Barkley, C. M. Dozier and D. C. Siver were the Non-PEO NEOs in 2022 and 2021.

Peer Group Issuers, Footnote
(d)
Total shareholder return is based on a $100 investment as of December 31, 2020 and determined using S&P’s calculations of the cumulative total shareholder return on the Company’s common stock and the stock of each of the Peer Companies for the applicable year, weighted according to its respective capitalization at the beginning of each period, with dividends reinvested on a monthly basis.
	The Peer Group for 2025 is the same as for 2024. Total shareholder return reflects revisions to the composition of the Peer Group in prior years due to (i) acquisitions of prior Peer Companies by current Peer Companies, and (ii) the inclusion of Peer Companies only for full years during which they were publicly traded.
PEO Total Compensation Amount	$ 12,618,865	$ 17,364,223	$ 20,908,665	$ 13,255,737	$ 12,800,753
PEO Actually Paid Compensation Amount	$ 12,600,886	19,854,324	27,166,311	15,910,278	10,086,318
Adjustment To PEO Compensation, Footnote
(b)
The “compensation actually paid” to our PEO and Non-PEO NEOs in 2025 reflects the following adjustments from the Summary Compensation Table:

PEO
Summary Compensation Table Total	$12,618,865
Deducted Change in Pension Value in Summary Compensation Table	$(2,509,474)
Added pension plan service cost and prior service cost	$563,319
Deducted Stock and Option Awards values reported in Summary Compensation Table	$(7,074,985)
Added fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$7,028,650
Added change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$1,657,173
Added dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$317,338
Compensation Actually Paid	$12,600,886

Non-PEO NEO Average Total Compensation Amount	$ 3,198,025	4,403,653	5,318,704	3,658,626	3,743,979
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,977,884	4,940,579	6,468,126	4,472,884	3,261,059
Adjustment to Non-PEO NEO Compensation Footnote
(b)
The “compensation actually paid” to our PEO and Non-PEO NEOs in 2025 reflects the following adjustments from the Summary Compensation Table:

Non-PEO NEOs
Average Summary Compensation Table Total	$3,198,025
Deducted average Change in Pension Value in Summary Compensation Table	$(828,625)
Added average pension plan service cost and prior service cost	$86,820
Deducted average Stock and Option Awards values reported in Summary Compensation Table	$(1,446,315)
Added average fair value at fiscal year-end of Stock and Option Awards granted during covered year that remain outstanding and unvested as of fiscal year end	$973,723
Added average change as of covered year fiscal year end (from prior fiscal year end) in fair value of Stock and Option Awards granted in a prior fiscal year that remain outstanding and unvested as of fiscal year-end	$(52,552)
Added average dollar value of dividends or other earnings paid on Stock or Option Awards during fiscal year prior to vesting date	$46,808
Average Compensation Actually Paid	$1,977,884

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists the most important financial performance measures used to link compensation actually paid to the PEO and Non-PEO NEOs for the fiscal year ended December 31, 2025:

•
Net Income
•
After-Tax Return on Revenue
•
Three-Year Change in Net Income
•
Return on Sales
•
Return on Capital
•
Total Shareholder Return

The Company’s use of these financial performance measures is described in the Compensation Discussion and Analysis section under the headings “Annual Incentive Cash Compensation (“IC”)” and “Long-Term Incentive Compensation (“LTIP”).”

Total Shareholder Return Amount	$ 229.33	212.27	191.56	123.58	105.63
Peer Group Total Shareholder Return Amount	248.17	195.23	160.5	132.86	121.88
Net Income (Loss)	$ 2,400,000,000	$ 4,200,000,000	$ 4,600,000,000	$ 3,000,000,000	$ 1,900,000,000
Company Selected Measure Amount	8.4	12.4	13.1	10.4	7.9
PEO Name	R. P. Feight
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	After-Tax Return on Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Three-Year Change in Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Capital
Measure:: 6
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,509,474)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	563,319
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,074,985)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,028,650
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,657,173
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	317,338
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(828,625)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,820
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,446,315)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	973,723
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,552)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 46,808